Chapter 11 - Schedule of Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	$ 0	$ 0		$ 6,235
Reorganization, chapter 11, predecessor, before adjustment
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt			$ 5,662
Accounts payable and other liabilities			35
Accrued interest on external debt			34
Amounts due to SFL Corporation under leases for the West Taurus and West Linus			506
Liabilities subject to compromise			$ 6,237